Offerings - Offering: 1	Dec. 16, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)	Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all applicable registration fees.
(2)
An indeterminate number or amount of debt securities is being registered hereunder as may from time to time be offered at indeterminate prices. Any registration fees will be paid subsequently on a pay-as-you-go
basis in accordance with Rule 457(r) under the Securities Act.